DEFERRED CONSIDERATION (Details) € in Thousands		12 Months Ended
	Jun. 01, 2022 EUR (€) Y	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) Y
Disclosure of detailed information about business combination [line items]
Accretion expense		€ (168)	€ (428)
Gain (Loss) on remeasurement of deferred consideration		(157)	132
Deferred consideration		€ 0	€ 1,244
Number of shares issued as deferred consideration | shares		371,496
Minimum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y			0.06
Maximum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y			0.56
Spin Games LLC
Disclosure of detailed information about business combination [line items]
Period over which equity interest of acquirer is issuable	3 years
Value of common shares to be issued as consideration	€ 4,003
Expected dividend yield (%)	0.00%
Accretion expense		€ 168	€ 428
Gain (Loss) on remeasurement of deferred consideration		€ 157	€ 132
Fair value of the share consideration, dividend rate			0.00%
Fair value of the share consideration, volatility			63.70%
Spin Games LLC | Third Anniversary
Disclosure of detailed information about business combination [line items]
Discount for lack of marketability, as a percent			9.30%
Spin Games LLC | Minimum
Disclosure of detailed information about business combination [line items]
Expected volatility (%)	71.40%
Expected life of options (years) | Y	1
Spin Games LLC | Maximum
Disclosure of detailed information about business combination [line items]
Expected volatility (%)	80.90%
Expected life of options (years) | Y	3